Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accumulated amortization, beginning balance	$ 107	$ 20	$ 20	$ 2
Additions	105	22	87	18
Accumulated amortization, ending balance	$ 212	$ 42	$ 107	$ 20